Long term debt - Schedules (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 996,718	$ 1,495,671
Less current portion	0	(499,599)
Long-term debt	996,718	996,072
2020 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	399,152
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	498,264
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	99,302
Series D [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 0
Stated interest rates on debentures	5.67%
Maturity date of borrowings	September 2, 2019
Series E [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 399,152
Stated interest rates on debentures	3.75%
Maturity date of borrowings	November 14, 2022
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,302	$ 99,286
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 498,264
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024